UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                                       REALIZED AND
                                                                            % OF        UNREALIZED        INITIAL
                                                                           MEMBERS' GAIN/(LOSS) FROM    ACQUISITION
INVESTMENT FUND                                COST         FAIR VALUE    CAPITAL     INVESTMENTS          DATE         LIQUIDITY*
-----------------------------------------  ------------    ------------  --------  ----------------  ---------------  -------------

Aspen Partners, L.P., Series A             $         --     $    469,451     0.13%     $   (312,895)     1/1/2002       Annually
Harbinger Capital Partners I, L.P.                   --       17,576,543     5.00          (622,047)     5/1/2002       Quarterly
Marathon Distressed Subprime Fund, L.P.      10,000,000        8,840,996     2.51        (1,256,241)     9/1/2007    Every 18 Months
                                           ------------     ------------    ----       ------------
     DISTRESSED CREDIT SUBTOTAL            $ 10,000,000     $ 26,886,990     7.64%     $ (2,191,183)

North Run Qualified Partners, L.P.           17,000,000       19,390,522     5.51        (4,897,785)     12/1/2003      Quarterly
Pershing Square IV, L.P.                      3,000,000        1,300,268     0.37          (416,653)     6/1/2007       Quarterly
Steel Partners Japan Strategic Fund, L.P.    10,000,000        8,367,864     2.38        (2,043,783)     1/1/2006       Quarterly
The Children's Investment Fund, L.P.,
     Class A                                 11,000,000       17,522,091     4.98        (6,097,391)     11/1/2005     Every 3 Years
Wesley Capital QP, L.P.                      15,000,000       18,943,781     5.38        (5,237,471)     9/1/2004       Quarterly
                                           ------------     ------------    ----       ------------
     LONG/SHORT EQUITY SUBTOTAL            $ 56,000,000     $ 65,524,526    18.62%     $(18,693,083)

Davidson Kempner Partners, L.P.              24,000,000       23,943,207     6.80        (1,569,013)     10/1/2006       Annually
OZ Domestic Partners, L.P.                    8,577,699       20,359,696     5.78        (1,986,419)     10/1/2001       Annually
OZ Domestic Partners, L.P. (side pocket)      5,922,301        8,503,063     2.42           684,981      10/1/2001         N/A
                                           ------------     ------------    ----       ------------
     MULTI-STRATEGY SUBTOTAL               $ 38,500,000     $ 52,805,966    15.00%     $ (2,870,451)



Amber Fund, L.P.                             12,500,000       13,120,740     3.73        (7,938,268)      1/1/2006       Quarterly
Brookdale International Partners, L.P.       16,750,000       25,544,195     7.26           372,019       8/1/2005       Quarterly
Cycladic Catalyst Fund, L.P.                 11,671,625        1,549,783     0.44        (4,431,385)      4/1/2005       Quarterly
Cycladic Catalyst Fund, L.P. (side pocket)      955,606          779,969     0.22          (175,636)      4/1/2005          N/A
Gracie Capital, L.P.                          2,080,821        6,087,363     1.73        (2,779,674)      1/1/2002       Annually
JANA Partners Qualified, L.P.                15,000,000       16,020,190     4.55        (2,472,095)      1/1/2006       Quarterly
JANA Partners Qualified, L.P. (side pocket)     287,415           85,751     0.02          (201,664)      1/1/2006       Quarterly
JANA Piranha Fund, L.P.                       7,000,000        8,329,857     2.37          (269,662)      3/1/2006       Quarterly
Pentwater Event Fund, L.L.C.                 18,000,000       14,761,018     4.19        (2,531,412)     10/1/2007       Annually
Seneca Capital, L.P.                         11,696,853       18,799,228     5.34        (7,116,021)     10/1/2007       Annually
Seneca Capital, L.P. (side pocket # 1)          800,752          800,752     0.23                --                         N/A
Seneca Capital, L.P. (side pocket # 2)        1,502,395        1,502,395     0.43                --                         N/A
Tala Partners II, L.P.                        9,000,000        7,717,173     2.19        (3,264,584)     10/1/2005     Semi-Annually
Trian Partners, L.P.                         12,000,000       11,031,752     3.13          (968,248)      1/1/2008       Annually
                                           ------------     ------------    ----       ------------
SPECIAL SITUATIONS SUBTOTAL                $119,245,467     $126,130,166    35.83%     $(31,776,630)


Redeemed Investment Funds                            --               --      --         (4,798,594)
                                           ------------     ------------    ----       ------------
TOTAL                                      $223,745,467     $271,347,648   77.09%      $(60,329,941)
                                           ============     ============   =====       ============

                                                             DOLLAR AMOUNT OF
                                               FIRST        FAIR VALUE FOR FIRST
                                             AVAILABLE           AVAILABLE
INVESTMENT FUND                             REDEMPTION**        REDEMPTION
--------------------------------           --------------  ---------------------
Aspen Partners, L.P., Series A
Harbinger Capital Partners I, L.P.
Marathon Distressed Subprime Fund, L.P.

     DISTRESSED CREDIT SUBTOTAL

North Run Qualified Partners, L.P.           12/31/2008***          3,473,509
Pershing Square IV, L.P.                     12/31/2010             1,300,268
Steel Partners Japan Strategic Fund, L.P.
The Children's Investment Fund, L.P.,
     Class A                                 12/31/2008            17,522,091
Wesley Capital QP, L.P.

     LONG/SHORT EQUITY SUBTOTAL

Davidson Kempner Partners, L.P.
OZ Domestic Partners, L.P.
OZ Domestic Partners, L.P. (side pocket)

     MULTI-STRATEGY SUBTOTAL



Amber Fund, L.P.
Brookdale International Partners, L.P.
Cycladic Catalyst Fund, L.P.
Cycladic Catalyst Fund, L.P. (side pocket)
Gracie Capital, L.P.
JANA Partners Qualified, L.P.
JANA Partners Qualified, L.P. (side pocket)
JANA Piranha Fund, L.P.
Pentwater Event Fund, L.L.C.
Seneca Capital, L.P.
Seneca Capital, L.P. (side pocket # 1)
Seneca Capital, L.P. (side pocket # 2)
Tala Partners II, L.P.
Trian Partners, L.P.                         12/31/2010            11,031,752

SPECIAL SITUATIONS SUBTOTAL


Redeemed Investment Funds

TOTAL


*    Available frequency of redemptions after initial lock up period.
**   Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions and are redeemable on a quarterly basis.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

                                                            INVESTMENTS IN           OTHER FINANCIAL
     VALUATION INPUTS                                        SECURITIES                INSTRUMENTS *
-------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                     $         -               $           -
-------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                         -
-------------------------------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                       -                 271,347,648
-------------------------------------------------------------------------------------------------------
   TOTAL                                                    $         -               $ 271,347,648
-------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in other investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                           INVESTMENTS IN            OTHER FINANCIAL
                                                             SECURITIES                INSTRUMENTS *
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007                             $         -               $ 404,535,815
-------------------------------------------------------------------------------------------------------
   ACCRUED DISCOUNTS/PREMIUMS                                         -                           -
-------------------------------------------------------------------------------------------------------
   REALIZED GAIN/LOSS                                                 -                  30,373,883
-------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)                   -                 (90,703,824)
-------------------------------------------------------------------------------------------------------
   NET PURCHASES (SALES)                                              -                 (72,858,226)
-------------------------------------------------------------------------------------------------------
   TRANSFERS IN AND/OR OUT OF LEVEL 3                                 -
-------------------------------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2008                            $         -               $ 271,347,648
-------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in other investment funds

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Event Fund, L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.